Financial risk management - Market risk, value at risk (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Trading Book
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	R$ 9,258	R$ 6,709
Diversification effects (correlation)	3,076	1,958
Value at risk	6,182	4,751
Trading Book | Price index coupons
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	4,827	4,133
Trading Book | Pre fixed interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	40	541
Trading Book | Foreign currency coupons
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	93	883
Trading Book | Foreign currencies [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	4,298	624
Trading Book | Shares prices
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor		528
Banking Book
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	573,345	368,021
Diversification effects (correlation)	53,467	30,767
Value at risk	519,878	337,254
Banking Book | Price index coupons
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	496,644	234,172
Banking Book | Pre fixed interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	21,717	55,003
Banking Book | Interest rate Coupons
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	41,287	77,448
Banking Book | Others
Disclosure of risk management strategy related to hedge accounting [line items]
Risk Factor	R$ 13,697	R$ 1,398